Unaudited Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Time charter revenue	$ 17,169,670	$ 19,041,285
Commissions (including $238,016 and $214,621, respectively, to related party)	(750,020)	(984,037)
Net revenue, continuing operations	16,419,650	18,057,248
Operating expenses
Voyage expenses	515,563	266,707
Vessel operating expenses (including $95,380 and $86,253, respectively, to related party)	9,788,134	10,859,323
Dry-docking expenses	773,326	1,175,366
Vessel depreciation	1,597,424	1,708,526
Related party management fees	1,547,139	1,861,009
Gain on sale of vessel		(1,340,952)
Other general and administrative expenses (including $936,126 and $625,000, respectively, to related party)	1,255,751	1,450,908
Total operating expenses, continuing operations	15,477,337	15,980,887
Operating (loss) / income, continuing operations	942,313	2,076,361
Other income/(expenses)
Interest and other financing costs	(1,461,978)	(1,345,052)
Loss on debt extinguishment	(328,291)
Gain / (loss) on derivative, net	(2,885)	5,154
Foreign exchange loss	(850)	(3,262)
Interest income	86,076	38,624
Other expenses, net, continuing operations	(1,707,928)	(1,304,536)
Net income / (loss), continuing operations	(765,615)	771,825
Dividend Series B Preferred shares	(949,152)	(850,708)
Preferred deemed dividend	(504,577)
Net loss from continuing operations attributable to common shareholders	(2,219,344)	(78,883)
Net loss attributable to common shareholders, discontinued operations		(1,421,001)
Net loss attributable to common shareholders	$ (2,219,344)	$ (1,499,884)
Weighted average number of shares outstanding, basic & diluted (in shares)	12,340,060	11,133,764
Loss per share, basic and diluted, continuing operations (in dollars per share)	$ (0.18)	$ (0.01)
Loss per share, basic and diluted, discontinued operations (in dollars per share)		(0.13)
Loss per share, basic and diluted (in dollars per share)	$ (0.18)	$ (0.13)